RECENTLY IMPLEMENTED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
3.	RECENTLY IMPLEMENTED ACCOUNTING STANDARDS

There were no new pronouncements issued by the Financial Accounting Standards Board (FASB) that impacted the company’s consolidated financial results for the year.